Business Combinations, Acquisitions and Non-controlling Interest- Additional Information (Detail) - MXN ($) $ in Thousands			3 Months Ended	12 Months Ended
	Oct. 06, 2022	Sep. 15, 2021	Dec. 31, 2022	Dec. 31, 2022	Apr. 20, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Net of cash paid			$ 14,232,166	$ 14,232,166
Percentage of voting equity interests acquired			80.00%	80.00%
CashTransferredWithheldForPriceAdjustment			$ 1,315,180	$ 1,315,180
Reclassification adjustments on exchange differences on translation of foreign operations, net of tax		$ 1,750,451
Claro Chile S A [member]
Disclosure of detailed information about business combination [line items]
Gain Loss Recognized In Joint Venture Transaction	$ 1,138,859
Reclassification adjustments on exchange differences on translation of foreign operations, net of tax	$ 8,251,782
Share of profit (loss) of associates and joint ventures accounted for using equity method			1,924,040
Claro Chile S A [member] | Agreement to Commence Joint Venture [Member] | Liberty Latin America [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture				50.00%
Sitios Latinoamrica SAB de CV [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value			2,582,887	$ 2,582,887
Liabilities incurred			100,026,548	100,026,548
Assets incurred			102,609,435	102,609,435
Other Entities [member]
Disclosure of detailed information about business combination [line items]
Net of cash paid			670,051	670,051
Additional non-controlling interest acquired			39,596	$ 39,596		$ 7,720
Jonava [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired					100.00%
Top of range [member] | Sitios Latinoamrica SAB de CV [Member]
Disclosure of detailed information about business combination [line items]
Lease Term Of Contract				10 years
Floor Lease Expiration				10 years
Bottom of range [member] | Sitios Latinoamrica SAB de CV [Member]
Disclosure of detailed information about business combination [line items]
Lease Term Of Contract				5 years
Floor Lease Expiration				5 years
Claro [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired					32.00%
Payment For Transition Services			$ 781,217	$ 781,217
Claro [Member] | Twenty Twenty Business Acquisition [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired					32.00%